Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Payable

7.    Notes Payable

Solaris LLC has, on occasion, financed its annual insurance policies and certain vehicles. As of September 30, 2017, there were no outstanding notes payable.

Notes payable was comprised of the following at September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Notes payable to insurance finance company	$—	$11
Notes payable to vehicle companies	—	440
Total notes payable	—	451
Less: current maturities	—	(169)
Notes payable, net of current portion	$—	$282

Solaris LLC
Notes Payable

8.        Notes Payable

The Company finances its annual insurance policy and certain vehicles. The insurance policy renews every April and is amortized over ten monthly installments. The Company financed certain vehicles and the terms of the financing range from three to five years.

Notes payable was comprised of the following at December 31:

As of December 31,	2016	2015
Notes payable to insurance finance company. Monthly installments of $14 including interest rate of 3.9%, with final payment due in February 2016.	$—	$27
Notes payable to insurance finance company. Monthly installments of $11 including interest rate of 4.4%, with final payment due in January 2017	11	—
Notes payable to vehicle companies. Monthly installments range from $0.2 to $0.7 including interest rates ranging from 0% to 6.6%, maturing at various dates through August 2020, and secured by vehicles	440	238
Total notes payable	451	265
Less: current maturities	(169)	(91)
Notes payable, net of current portion	$282	$174

Aggregate maturities of notes payable are as follows:

Year Ending December 31,	Amount
2017	$169
2018	162
2019	112
2020	8
2021	—
Total payments	451
Less: current portion	(169)
Long-term notes payable, net of current portion	$282